Expense Example {- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381